Debt (Tables)	12 Months Ended
Dec. 31, 2025
Debt [abstract]
Schedule of Third party Debt
a)	Third party debt

	Credit Facility (i)	Equip. Facility (ii)	Local develop. agencies (iii)	EXIM Bank Credit Agreement (iv)	Total third-party debt
Balance January 1, 2024	$31,655	$-	$-	$-	$31,655
Gain on loan modification	(98)	-	-	-	(98)
Repayment of Loan	(22,000)	-	-	-	(22,000)
Interest and accretion	1,564	-	-	-	1,564
Interest payment	(1,707)	-	-	-	(1,707)
Amortization of deferred charges	644	-	-	-	644
As at December 31, 2024	$10,058	$-	$-	$-	$10,058
Advances	-	4,732	2,000	4,562	11,294
Repayment of Loan	(10,170)	(1,649)	(53)	-	(11,872)
Interest and accretion	642	149	55	57	903
Exposure fee	-	-	-	(257)	(257)
Interest payment	(530)	(182)	(55)	(63)	(830)
Amortization of transaction costs	-	-	-	(187)	(187)
As at December 31, 2025	$-	$3,050	$1,947	$4,112	$9,109

	Credit Facility (i)	Equip. Facility (ii)	Local develop. agencies (iii)	EXIM Bank Credit Agreement (iv)	Total third-party debt
Current	$-	$1,965	$255	$4,112	$6,332
Non-current	$-	$1,085	$1,692	$-	$2,777

Schedule of Related Party Debt
b)	Related party debt

	Related Party Promissory Note (i)	Related Party Loans (ii)	Total third-party debt
Balance January 1, 2024	$4,124	$-	$4,124
Advances	-	16,500	16,500
Interest and accretion	1,163	-	1,163
Amortization of deferred charges	236	-	236
As at December 31, 2024	$5,523	$16,500	$22,023
Gain in loan modification	(322)	-	(322)
Interest and accretion	669	586	1,255
Payment of loan	(5,000)	-	(5,000)
Interest payment	(954)	-	(954)
Amortization of deferred charges	84	-	84
Amortization of transaction costs	-	(31)	(31)
As at December 31, 2025	$-	$17,055	$17,055
Current	$-	$17,055	$17,055
Non-current	$-	$-	$-

i)	Related Party Promissory Note

During November 2023, the Company entered into a Promissory Note with a company controlled by Titan’s Executive Chairman, the (“Lender”) to assist with the funding some of the principal repayments of the NBC Credit Facility. Terms of the Promissory Note are as follows:

●	$5,000 loan principal and an Initiation Fee of $350 aggregating to $5,350

●	Interest at 10% compounded annually commencing on November 1, 2023

●	Repayment date of May 1, 2025

●	Promissory note was subordinate to the Company’s Credit Facility with National Bank. Titan granted the Lender 6,000,000 share purchase warrants at market price for a term of five years in connection with obtaining the financing.